ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 15: ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table summarizes accumulated other comprehensive income (loss) (“AOCI”), net of taxes, by component (in thousands):

	Net Currency Translation Gains (Losses)	Funded Status of Benefit Plans	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2019 (Predecessor)	$2,885	$(10,944)	$(8,059)
Other comprehensive loss before reclassifications	(1,884)	—	(1,884)
Amounts reclassified from AOCI	—	48	48
Balance at March 31, 2020 (Predecessor)	$1,001	$(10,896)	$(9,895)

Balance at December 31, 2020 (Successor)	$7,774	$831	$8,605
Other comprehensive loss before reclassifications	(2,047)	—	(2,047)
Amounts reclassified from AOCI	—	9	9
Balance at March 31, 2021 (Successor)	$5,727	$840	$6,567

NOTE 15: ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table summarizes accumulated other comprehensive income (loss) (“AOCI”), net of taxes, by component (in thousands):

	Net Currency Translation Gains (Losses)	Funded Status of Benefit Plans	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018 (Predecessor)	$4,428	$(10,375)	$(5,947)
Other comprehensive loss before reclassifications	(1,543)	1,568	25
Adoption of ASU 2018-02	—	(2,137)	(2,137)
Balance at December 31, 2019 (Predecessor)	2,885	(10,944)	(8,059)
Other comprehensive loss before reclassifications	(2,286)	—	(2,286)
Amounts reclassified from AOCI	—	318	318
Balance at June 25, 2020 (Predecessor)	599	(10,626)	(10,027)
Purchase accounting adjustments to eliminate Predecessor’s accumulated other comprehensive (loss) income	(599)	10,626	10,027
Balance at June 26, 2020 (Successor)	—	—	—
Other comprehensive income before reclassifications	7,774	856	8,630
Amounts reclassified from AOCI	—	(25)	(25)
Balance December 31, 2020 (Successor)	$7,774	$831	$8,605